LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 226	$ 26	$ 23
Severance pay expenses	555	495	425
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	820
2014	282
2015	189
2016	261
2017	198
2018	248
Thereafter (through 2023)	800
Total	1,978
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 253	$ 209	$ 188